BRAZOS MUTUAL FUNDS


  Supplement dated August 16, 1999 to the Prospectus dated
  February 12, 1999

       The references to "Firstar Mutual Fund Services, LLC" or "Firstar Bank Milwaukee N.A." on the cover page and page 20 of the Prospectus should be replaced with "State Street Bank and Trust Company." Except as indicated below, the references to "Firstar Mutual Fund Services" on the back cover page and page 22 of the Prospectus should be replaced with "SunAmerica Fund Services, Inc."

       The address of the transfer agent on the cover page of the Prospectus should be replaced with the following: 1776 Heritage Drive, North Quincy, MA 02171. Except as indicated below, the address of Brazos Mutual Funds should be
  replaced with the following:   Mutual Fund Operations, 3rd
  Floor, The SunAmerica Center, 733 Third Avenue, New York, NY
  10017-3204.

       The sixth bullet point under the column heading "Opening an account" and the fourth bullet point under the column heading "Adding to an account" on page 20 of the Prospectus should be replaced in their entirety with the following:

                                Instruct your bank to wire the amount of your
                 investment to:

                                State Street Bank and Trust Company
                                Boston, MA
                                ABA #0110-00028
                                DDA #99029712
                 Attn: Name of Portfolio
                 FBO: Shareholder Name/
                           Account Number

       The column headings "Mail to," "Wire Information" and "Overnight or Express Mail to" and the text in the boxes under these column headings on page 21 of the Prospectus should be replaced in their entirety with the following:

                 Mailing Addresses:

                                For initial investments and overnight or
                 express mail:

                                Brazos Mutual Funds
                      Mutual Fund Operations, 3rd Floor
                      The SunAmerica Center
                                                    733 Third Avenue
                      New York, NY 10017-3204

                                For subsequent investments:

                                Non-Retirement Accounts:
                      Brazos Mutual Funds
                                c/o NFDS
                                P.O. Box 219373
                                Kansas City, MO 64121-9373

                      Retirement Accounts:
                      Brazos Mutual Funds
                                Mutual Fund Operations, 3rd Floor
                                The SunAmerica Center
                                733 Third Avenue
                                New York, NY 10017-3204

       The reference to "Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528" under the heading "Distributor" on page 22 of the Prospectus should be
  replaced with the following:   SunAmerica Capital Services,
  Inc., The SunAmerica Center, 733 Third Avenue, New York, NY
  10017-3204.

       The fourth sentence under the heading "Automatic
  Investment Plan"on page 22 of the Prospectus should be replaced in its entirety with the following:

                      The purchase of Portfolio shares will be effected
            at their offering price at 4 p.m., Eastern time, on the date of the month designated by the shareholder.

       The phrase "or complete a stock power" in the first bullet point under the column heading "To sell some or all of your shares" on page 23 of the Prospectus should be deleted in its entirety.

       The third bullet point under the column heading "To sell some or all of your shares" on page 23 of the Prospectus should be replaced in its entirety with the following:

                                Mail the materials to:

                      Brazos Mutual Funds
                                Mutual Fund Operations, 3rd Floor
                                The SunAmerica Center
                                733 Third Avenue
                                New York, New York 10017-3204.


       The fifth bullet point under the column heading "To sell some or all of your shares" on page 23 of the Prospectus should be replaced in its entirety with the following:

                                For automated service 24 hours a day using
                 your touch-tone phone, dial 1-800-654-4760.

       The sixth bullet point under the column heading "To sell some or all of your shares" on page 23 of the Prospectus should be replaced in its entirety with the following:

                                To place an order or to speak to a
                 representative from Brazos Mutual Funds, call
                 1-800-426-9157 between 8:30 a.m. and 7:00
                 p.m. (Eastern time) on most business days.

       References to "electronic funds transfer" or "EFT"
  (including the tenth bullet point under the column heading
  "To sell some or all of your shares") on page 24 of the Prospectus are deleted in their entirety.

       The first paragraph under the heading "Signature
  Guarantees" on page 24 of the Prospectus should be replaced in its entirety with the following:

                 Signature guarantees are required for the following redemptions:

                                redemptions where the proceeds are to be sent
                 to someone other than the registered
                 shareholder(s);
                                redemptions where the proceeds are to be sent
                 to someplace other than the registered
                 address;
                                share transfer requests; or
                                redemption requests that exceed $100,000.

  BRAZOS MUTUAL FUNDS


  Supplement dated August 16, 1999 to the
  Statement of Additional Information dated February 12, 1999

       On June 30, 1999, John McStay Investment Counsel, L.P., which acts as the investment adviser to each portfolio of Brazos Mutual Funds (the "Company"), reorganized as a Delaware limited liability company ("New JMIC") and completed the sale of an 80% managing membership interest in New JMIC to American International Group, Inc. ("AIG") resulting in New JMIC becoming a majority owned indirect subsidiary of AIG and minority owned by the employees of New JMIC. In connection therewith, on June 25, 1999, shareholders of each Portfolio of the Company approved new investment advisory and management agreements with New JMIC and also approved changing the fundamental investment restrictions relating to the ability to engage in borrowing and lending transactions with respect to each Portfolio. Although the investment advisory fee waivers will no longer be in place, the fees will not exceed the expense caps currently in place for each Portfolio due to a voluntary expense reimbursement by New JMIC or its affiliates.

     As a result of the reorganization described above, arrangements for the administration, distribution, transfer agency and shareholder servicing, and custody and fund accounting of the Portfolios of the Company have been changed as follows:

        (i) SunAmerica Asset Management Corp. ("SAAMCo") will act as Administrator of each Portfolio of the Company pursuant to the Administration Agreement between SAAMCo and the Company;

        (ii) SunAmerica Capital Services, Inc. ("SACS") will act as Distributor for each Portfolio of the Company pursuant to the Distribution Agreement between SACS and the Company;

        (iii) SunAmerica Fund Services, Inc. ("SAFS") will provide transfer agency and shareholder services with respect to each Portfolio of the Company pursuant to the Service Agreement between SAFS and the Company; and

        (iv) State Street Bank and Trust Company ("State Street") will serve as custodian and fund accountant of the Portfolios and as transfer agent, together with its affiliate, National Financial Data Services ("NFDS"), pursuant to the Custodian Contract and the Transfer Agency Agreement, each between the Company and State Street.

  SAAMCo, SACS and SAFS are all affiliates of each other, of New JMIC, and of AIG.

     Under the Administration Agreement, SAAMCo will provide certain administrative services similar to those previously provided by Firstar Mutual Fund Services, LLC ("Firstar"). For its services, SAAMCo will receive fees that are identical to those fees which were paid to Firstar. SAAMCo is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017. Under the Distribution Agreement, SACS will provide services similar to those previously provided by Rafferty Capital Markes, Inc. ("Rafferty"). Like Rafferty, SACS will receive no compensation for the distribution of shares of the Portfolios, except for reimbursement by the Adviser of out-of-pocket expenses.
  SACS is located at The SunAmerica Center, 733 Third Avenue,
  New York, New York 10017.   Under the Service Agreement,
  SAFS will assist State Street and NFDS in connection with certain services previously provided by Firstar. For its services, SAFS will receive a fee, which represents the full cost of providing shareholder and transfer agency services, at the same cost basis previously charged by Firstar. SAFS will pay a fee to State Street and NFDS (other than out-of-pocket charges of the Transfer Agent which are paid by the Company). SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017. Under the Custodian Contract and the Transfer Agency Agreement, State Street, 1776 Heritage Drive, North Quincy, MA 02171, will provide custodial and fund accounting services similar to those previously provided by Firstar Bank Milwaukee, N.A. and Firstar, respectively. Transfer agent functions previously provided by Firstar will be performed for State Street by NFDS, P.O. Box 219373, Kansas City, MO 64121-9373.

     To obtain a copy of the Prospectus, please call the Company at 1-800-426-9157. Investor correspondence should be directed to the Brazos Mutual Funds, c/o SunAmerica Fund Services, Inc., The SunAmerica Center, 733 Third Avenue, New York, NY 10017. Exchange requests should be made by calling 1-800-426-9157 or by writing to Brazos Mutual Funds at the aforementioned address.

     The following Trustees and Officers and their respective positions with the Company and principal occupations during the past 5 years should be added to the list of Trustees and Officers under the heading "Management of the Fund Trustees And Officers" on page 12 of the Statement of Additional Information:

                    George W. Gau
                         8009 Long Canyon Dr.
                         Austin, TX 78730
                    Age 51


  Trustee of the Company;Professor of Finance, George S. Watson Centennial Professor in Real Estate, College and Graduate School of Business, University of Texas at Austin since 1988; J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996; and Chairman of the Board and Chief Executive Officer, The MBA Investment Fund, L.L.C., a $10 million fund that is the first private investment company to be managed by students, since 1994.

                         *Peter C. Sutton
                         The SunAmerica Center
                         733 Third Avenue
                              New York, NY 10017
                    Age 34


  Vice  President  and  Assistant  Treasurer of  the  Company;
  Senior  Vice   President,   SAAMCo,  since    April   1997;
  Treasurer, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Fund and Anchor Series Trust, since February 1996; Vice President and Assistant Treasurer of SunAmerica Series Trust and Anchor Pathway Fund, since 1994; Vice President, Seasons Series Trust, since April 1997; formerly, Vice President, SAAMCo, from 1994 to 1997; Controller, SunAmerica Mutual Funds and Anchor Series Trust, from March 1993 to February 1996.



                         *Robert M. Zakem
                         The SunAmerica Center
                         733 Third Avenue
                         New York, NY 10017
               Age 41

  Vice President and Assistant Secretary of the Company; Senior Vice President and General Counsel, SAAMCo, since April 1993; Executive Vice President, General Counsel and Director, SACS, since August 1993; Vice President,General Counsel and Assistant Secretary, SAFS, since January 1994; Vice President, SunAmerica Series Trust, Anchor Pathway Fund and Seasons Series Trust; Secretary and Chief Compliance Officer, Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds and SunAmerica Money Market Fund, since 1993; Secretary and Chief Compliance Officer, Style Select Series, Inc., since 1996; Secretary, SunAmerica Strategic Investment Series, Inc., since 1998.


  The first two sentences in the paragraph under the heading "Management of the Fund Remuneration Of Trustees
  And Officers" on page 12 of the Statement of Additional
  Information should be replaced in their entirety with the following:

        The Company pays each Trustee, who is not also an officer or affiliated person, a $1,250 quarterly retainer fee per Portfolio which currently amounts to $5,000 per quarter. In addition, each unaffiliated
     Trustee receives a fee of $1,250 per regular meeting and a fee of $1,250 per special meeting, and reimbursement for travel and other expenses incurred while attending Board meetings. The fees are aggregated for all the Trustees and allocated proportionately among the Portfolios of the Company.

  The following language should be added to the table under the heading "Compensation Table" on page 13 of the Statement of Additional Information:

  Since Mr. Gau joined the Board of Trustees in May of
  1999, he was not compensated during
  the fiscal year ended November 30, 1998 for his services to the Company.

  The second sentence in the first paragraph under the heading "Purchase of Shares" on page 19 of the Statement of Additional Information should be replaced in its entirety with the following:

             Effective September 15, 1999, initial investments in the shares of the Portfolios must be at least $1,000,000, and subsequent minimum investments must be at least $1,000, except for the Brazos Micro Cap Growth Portfolio, which has an initial investment of $50,000. Shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Company.

             Shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Company and its affiliates, their families and their business or personal associates, either directly or through their individual retirement accounts, and by any New JMIC pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

     The following clause should be added to the second sentence in the first paragraph under the heading
  "Redemption of Shares Signature Guarantees" on page 21 of the Statement of Additional Information: "or (3) redemption requests that exceed $100,000."